EQUITY ACCOUNTED INVESTMENTS - Gross Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	$ 2,283	$ 2,935
Non-current assets	14,145	16,163
Total assets	16,428	19,098
Current liabilities	4,817	4,810
Non-current liabilities	9,513	11,653
Total liabilities	14,330	16,463
Investments accounted for using equity method
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	95	113
Non-current assets	569	547
Total assets	664	660
Current liabilities	97	368
Non-current liabilities	205	171
Total liabilities	302	539
Total net assets	$ 362	$ 121